Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - Interest Rate Risk	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	0.00%	0.03%
USD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%
AUD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%